Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (19,634)	$ (17,875)	$ (8,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred implementation, solution and other costs	4,435	2,837	1,869
Depreciation and amortization	4,083	2,971	1,697
Amortization of debt issuance costs	96	68	0
Amortization of premiums on investments	17	0	0
Stock-based compensation expenses	4,570	1,605	1,031
Loss from discontinued operations	0	199	1,259
Allowance for sales credits	65	57	51
Loss on disposal of long-lived assets	0	18	24
Unoccupied lease charges	0	236	0
Changes in operating assets and liabilities:
Accounts receivable, net	3,991	(3,267)	(2,013)
Prepaid expenses and other current assets	(628)	(414)	124
Deferred solution and other costs	(5,329)	(4,011)	(1,728)
Deferred implementation costs	(3,842)	(3,155)	(2,625)
Other long-term assets	(244)	(1,539)	(182)
Accounts payable	(842)	1,326	1,949
Accrued liabilities	(1,398)	5,523	1,094
Deferred revenue	9,224	9,706	4,299
Deferred rent and other long-term liabilities	150	4,444	41
Net cash used in continuing operations	(5,286)	(1,271)	(1,889)
Net cash used in discontinued operating activities	0	(236)	(1,120)
Net cash used in operating activities	(5,286)	(1,507)	(3,009)
Cash flows from investing activities:
Purchases of investments	(23,216)	0	0
Redemption of investments	2,230	0	0
Purchases of property and equipment	(5,036)	(11,138)	(1,804)
Acquisitions and purchase of intangible assets	0	(125)	(425)
Increase in restricted cash	(713)	0	(116)
Cash included in distribution of spin-off	0	(46)	0
Net cash used in continuing investing activities	(26,735)	(11,309)	(2,345)
Net cash used in discontinued investing activities	0	0	(261)
Net cash used in investing activities	(26,735)	(11,309)	(2,606)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	0	18,995	0
Proceeds from borrowings on line of credit	12,500	6,350	0
Payments on line of credit	(18,710)	(2,682)	0
Payments on capital lease obligations	(748)	(718)	(654)
Proceeds from the issuance of common stock, net of issuance costs	86,286	0	0
Proceeds from exercise of stock options to purchase common stock	2,017	435	17
Shares acquired to settle the exercise of stock options	(20)	0	0
Net cash provided by (used in) financing activities	81,325	22,380	(637)
Net increase (decrease) in cash and cash equivalents	49,304	9,564	(6,252)
Cash and cash equivalents, beginning of period	18,675	9,111	15,363
Cash and cash equivalents, end of period	67,979	18,675	9,111
Supplemental disclosures of cash flow information:
Cash paid for taxes	55	164	199
Cash paid for interest	419	377	184
Supplemental disclosure of non-cash investing activities:
Equipment acquired under capital lease	0	975	1,185
Data center assets acquired under financing arrangements	$ 5,209	$ 0	$ 0